SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended		7 Months Ended	12 Months Ended
	Mar. 03, 2022 shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 23, 2021	Jul. 20, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Oct. 01, 2020 USD ($)	Apr. 30, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement						569,200		2,801,600
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares					$ 3.57		$ 3.76
Deferred share units, granted						0		82,566
Short form base shelf prospectus | $											$ 150
Aggregate offering value under ATM equity facility | $										$ 60,000
Public equity offerings, net of issuance costs (shares)		9,293,150		10,060,398
Equity issuance, price per share | $ / shares		$ 4.95		$ 5.96
Proceeds from issuing shares | $		$ 46,001		$ 59,998
Payments of commission | $		2,524		1,230
Additional transaction costs | $		$ 361		$ 379
Maximum percentage of ownership of issued and outstanding shares for stock option plan					5.00%	5.00%	7.00%	7.00%
Weighted average share price | $ / shares					$ 6.77		$ 7.51
Share-based compensation expense | $						$ 1,642		$ 1,973
Unvested share option expense not yet recognized | $					$ 442	$ 442	$ 472	$ 472
Maximum percentage of ownership of issued and outstanding shares for share units plan			1.50%
Performance share units granted						316,000		322,000
Performance share units settled for shares	535,000					797,000		388,000
Shares issuable from settlement of performance share units					350,829	350,829
Settlement of performance share units (shares)	664,170
Share based compensation expense related to performance share units | $						$ 1,713		$ 1,663
Expense (recovery) on directors compensation related to deferred share units | $						$ 885		$ (707)
Deferred share units outstanding					1,044,204	1,044,204	1,348,765	1,348,765	1,266,199
Deferred share units outstanding, fair market value | $					$ 3,375	$ 3,375	$ 5,682	$ 5,682
Redeemable fair value of deferred share units | $						$ 1,421
Deferred share units, redeemed						304,561		0
Expense (recovery) related to share appreciation rights | $						$ 1		$ 113
Share appreciation rights, outstanding					181,739	181,739	113,670	113,670	0
Share appreciation rights outstanding, fair market value | $					$ 111	$ 111	$ 113	$ 113
Number of anti-dilutive stock options					2,821,931	2,821,931	2,113,049	2,113,049
Performance share units granted in 2020 [Member]
Disclosure of classes of share capital [line items]
Performance share units accelerated								67,000	195,000
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of classes of share capital [line items]
Deferred share units, granted						109,634		0
Deferred share units outstanding					104,596	104,596	0	0	0
Deferred share units issuance of common shares						3,527
Deferred share units of share based compensation expense | $						$ 523		$ 0
Deferred share units settled for shares						5,038		0
March 1, 2023 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested						611,000
March 4, 2024 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested						231,000
March 24, 2025 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested						256,000
June 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested						60,000
Minimum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			200.00%